Loans to customers (Details 5) - Credit Allowance Changes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	$ 239,306	$ 145,341	$ 76,454
Transfers from Stage 1 to Stage 2	(16,093)	(7,427)	(7,551)
Transfers from Stage 2 to Stage 1	56,024	20,922	16,983
Transfers to Stage 3	(74,683)	(37,546)	(20,574)
Transfers from Stage 3	21,311	9,722	4,117
Write-offs
Net increase of loss allowance (note 7)	210,926	155,419	68,198
New originations (a)	950,582	673,604	385,391
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	(785,247)	(518,185)	(314,926)
Changes to models used in calculation (b)	45,591		(2,267)
Effect of changes in exchange rates (OCI)	30,825	(47,125)	7,714
Expected credit loss at end of the year	467,616	239,306	145,341
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	325,020	223,982	148,233
Transfers from Stage 1 to Stage 2	16,093	7,427	7,551
Transfers from Stage 2 to Stage 1	(56,024)	(20,922)	(16,983)
Transfers to Stage 3	(242,873)	(137,580)	(111,067)
Transfers from Stage 3	13,782	8,738	4,943
Write-offs
Net increase of loss allowance (note 7)	473,682	310,387	177,680
New originations (a)	162,313	152,915	82,037
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	302,052	157,472	100,038
Changes to models used in calculation (b)	9,317		(4,395)
Effect of changes in exchange rates (OCI)	39,805	(67,012)	13,625
Expected credit loss at end of the year	569,485	325,020	223,982
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	230,244	142,811	75,536
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	317,556	175,126	131,641
Transfers from Stage 3	(35,093)	(18,460)	(9,060)
Write-offs	(1,399,958)	(814,913)	(451,387)
Net increase of loss allowance (note 7)	1,315,038	791,552	388,478
New originations (a)	44,648	33,976	18,674
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	1,301,004	757,576	371,982
Changes to models used in calculation (b)	(30,614)		(2,178)
Effect of changes in exchange rates (OCI)	29,107	(45,872)	7,603
Expected credit loss at end of the year	456,894	230,244	142,811
All Stage [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss at beginning of year	794,570	512,134	300,223
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(1,399,958)	(814,913)	(451,387)
Net increase of loss allowance (note 7)	1,999,646	1,257,358	634,356
New originations (a)	1,157,543	860,495	486,102
Other movements, primarily net drawdowns/repayments and net remeasurement from movements between stages and between risk bands within each stage	817,809	396,863	157,094
Changes to models used in calculation (b)	24,294		(8,840)
Effect of changes in exchange rates (OCI)	99,737	(160,009)	28,942
Expected credit loss at end of the year	$ 1,493,995	$ 794,570	$ 512,134